Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 H	Dec. 31, 2012	Dec. 31, 2011
Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Requisite minimum period of employment	1 year
Requisite minimum hours of service (in hours)	1,000
Number of consecutive years in highest compensation preceding retirement	5 years
Period preceding retirement considered in calculating benefits	10 years
Change in benefit obligation: [Roll Forward]
Projected benefit obligation at beginning of year	$ 31,990	$ 29,283
Service cost	69	55	45
Interest cost	1,273	1,426	1,515
Benefits paid	(2,045)	(2,036)
Net actuarial loss (gain)	(3,465)	3,262
Projected benefit obligation at end of year	27,822	31,990	29,283
Post-Retirement Benefits Plan [Member]
Change in benefit obligation: [Roll Forward]
Service cost	50	33	26
Interest cost	101	97	98
Benefits paid	(60)	(48)
Net actuarial loss (gain)	$ (456)	$ 323